Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Income Tax Disclosure [Abstract]
State operating loss and credit carry-forwards	$ 145,000
Expiration year of state operating loss and credit carry-forwards	2024
Foreign income before income taxes	$ 6,000,000	$ 5,900,000	$ 6,600,000
Provision for federal income taxes on earnings of foreign subsidiaries and joint ventures considered permanently reinvested	0
Undistributed earnings of foreign subsidiaries	33,200,000
Total liability for unrecognized tax benefits including interest	471,000	460,000
Unrecognized tax benefits	441,000	437,000	$ 1,289,000
Unrecognized tax benefits, accrued interest	30,000	23,000
Unrecognized tax benefits, would effect tax rate	$ 20,000	$ 32,000